Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - Mann- India Technologies Private Limited [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per common share	$ 0.11	$ (0.52)	$ (1.08)	$ (1.74)
Diluted earnings per common share	$ 0.11	$ (0.52)	$ (1.08)	$ (1.74)
Basic weighted average shares outstanding	322,088	304,455	304,455	304,455
Diluted weighted average shares outstanding	322,088	304,455	304,455	304,455